Subsidiary Guarantors (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012
Subsidiary Guarantors [Abstract]
Equity Method Investment, Ownership Percentage	87.40%
Guarantor Obligations [Line Items]
Percentage of agragate limited partner interest	100.00%	100.00%
Current assets:
Cash and Cash Equivalents, at Carrying Value	$ 45		$ 158
Accounts receivable	1,243			1,958
Unbilled revenue	23,028			21,512
Risk management assets	488			969
Other current assets	4,246			3,226
Total current assets	29,050			28,241
Property, plant and equipment, net	222,087			223,819
Investment in subsidiaries	0			0
Other Assets, Noncurrent	5,293			4,636
Total assets	256,430			256,696
Current liabilities:
Accounts payable	3,644			5,527
Accrued gas purchases	18,359			17,034
Risk management liabilities	6,213
Other debt	1,118			0
Accrued expenses and other current liabilities	6,213			9,619
Total current liabilities	29,334			32,180
Other Liabilities, Noncurrent	8,579			8,628
Long-term Debt, Excluding Current Maturities	138,265			128,285
Total liabilities	176,178			169,093
Partners' Capital	72,869			80,165
Non-controlling interest	7,383			7,438
Total liabilities and partners’ capital	80,252			87,603
Total liabilities, partners’ capital and non-controlling interest	256,430			256,696
Revenues:
Revenue, Net	59,883		44,534
Derivative, Gain (Loss) on Derivative, Net	(481)		323
Total revenue	59,402		44,857
Operating Expenses:
Natural Gas Midstream Costs	47,301		30,768
Direct Operating Costs	4,803		2,885
Selling, General and Administrative Expense	3,425		3,329
Allocated Share-based Compensation Expense	388		331
Depreciation	5,646		5,127
Total operating expenses	61,563		42,440
Gain (loss) on involuntary conversion of property, plant, equipment	421		0
Operating income (loss)	(1,740)		2,417
Earnings from Consolidated Affiliates	0
Other Income (expenses):
Interest Expense	1,731		757
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(3,471)		1,660
Net income (loss)	(3,553)		1,691
Net income (loss) attributable to non-controlling interests	155		0
Net Income (loss)	(3,398)		1,691
Income (Loss) from Continuing Operations Attributable to Parent	(3,471)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	73		31
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	1,103		4,183
Additions to property, plant and equipment	(8,052)		(968)
Insurance proceeds from involuntary conversion of property, plant and equipment	560		0
Net contributions to affiliates	0
Net cash provided (used) in investing activities	(7,492)		(963)
Cash flows from financing activities
Net distributions to affiliates	0
Unit holder distributions	(4,044)		(4,010)
Net distributions to non-controlling interest owners	(210)		0
LTIP tax netting unit repurchase	(74)		(88)
Deferred debt issuance costs	(912)		(48)
Payments on other debt	(358)		0
Borrowings on other debt	1,476		0
Payments on long-term debt	(17,585)		(17,550)
Borrowings on long-term debt	27,565		17,750
Net cash provided (used) in financing activities	5,858		(3,933)
Net increase (decrease) in cash and cash equivalents	(531)		(713)
Cash and Cash Equivalents
Beginning of period	576	158	871
End of period	45		158
Supplemental cash flow information
Interest payments	1,487		398
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	(3,977)		51
Parent Company [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	1
Accounts receivable	0			0
Unbilled revenue	0			0
Risk management assets	0			0
Other current assets	0			0
Total current assets	1			1
Property, plant and equipment, net	0			0
Investment in subsidiaries	72,868			80,164
Other Assets, Noncurrent	0			0
Total assets	72,869			80,165
Current liabilities:
Accounts payable	0			0
Accrued gas purchases	0			0
Risk management liabilities	0
Other debt	0
Accrued expenses and other current liabilities				0
Total current liabilities	0			0
Other Liabilities, Noncurrent	0			0
Long-term Debt, Excluding Current Maturities	0			0
Total liabilities	0			0
Partners' Capital	72,869			80,165
Non-controlling interest	0			0
Total liabilities and partners’ capital	72,869			80,165
Total liabilities, partners’ capital and non-controlling interest	72,869			80,165
Revenues:
Revenue, Net	0
Derivative, Gain (Loss) on Derivative, Net	0
Total revenue	0
Operating Expenses:
Natural Gas Midstream Costs	0
Direct Operating Costs	0
Selling, General and Administrative Expense	0
Allocated Share-based Compensation Expense	0
Depreciation	0
Total operating expenses	0
Gain (loss) on involuntary conversion of property, plant, equipment	0
Operating income (loss)	0
Earnings from Consolidated Affiliates	(3,553)
Other Income (expenses):
Interest Expense	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(3,553)
Net income (loss)	(3,553)
Net income (loss) attributable to non-controlling interests	0
Net Income (loss)	(3,553)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	0
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	0
Additions to property, plant and equipment	0
Insurance proceeds from involuntary conversion of property, plant and equipment	0
Net contributions to affiliates	4,044
Net cash provided (used) in investing activities	4,044
Cash flows from financing activities
Net distributions to affiliates	0
Unit holder distributions	(4,044)
Net distributions to non-controlling interest owners	0
LTIP tax netting unit repurchase	0
Deferred debt issuance costs	0
Payments on other debt	0
Borrowings on other debt	0
Payments on long-term debt	0
Borrowings on long-term debt	0
Net cash provided (used) in financing activities	(4,044)
Net increase (decrease) in cash and cash equivalents	0
Cash and Cash Equivalents
Beginning of period	1
End of period	1
Supplemental cash flow information
Interest payments	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	0
Guarantor Subsidiaries [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	44
Accounts receivable	1,243			1,612
Unbilled revenue	18,131			18,102
Risk management assets	488			969
Other current assets	3,742			2,967
Total current assets	23,648			24,225
Property, plant and equipment, net	162,721			165,001
Investment in subsidiaries	50,895			51,613
Other Assets, Noncurrent	5,293			4,636
Total assets	242,557			245,475
Current liabilities:
Accounts payable	1,555			5,100
Accrued gas purchases	14,483			14,606
Risk management liabilities	6,151
Other debt	1,118
Accrued expenses and other current liabilities				9,150
Total current liabilities	23,307			28,856
Other Liabilities, Noncurrent	8,117			8,170
Long-term Debt, Excluding Current Maturities	138,265			128,285
Total liabilities	169,689			165,311
Partners' Capital	72,868			80,164
Non-controlling interest	0			0
Total liabilities and partners’ capital	72,868			80,164
Total liabilities, partners’ capital and non-controlling interest	242,557			245,475
Revenues:
Revenue, Net	48,198
Derivative, Gain (Loss) on Derivative, Net	(481)
Total revenue	47,717
Operating Expenses:
Natural Gas Midstream Costs	38,346
Direct Operating Costs	3,718
Selling, General and Administrative Expense	3,425
Allocated Share-based Compensation Expense	388
Depreciation	5,232
Total operating expenses	51,109
Gain (loss) on involuntary conversion of property, plant, equipment	421
Operating income (loss)	(2,971)
Earnings from Consolidated Affiliates	1,076
Other Income (expenses):
Interest Expense	1,731
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(3,626)
Net income (loss)	(3,553)
Net income (loss) attributable to non-controlling interests	0
Net Income (loss)	(3,553)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	73
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	(127)
Additions to property, plant and equipment	(7,995)
Insurance proceeds from involuntary conversion of property, plant and equipment	560
Net contributions to affiliates	0
Net cash provided (used) in investing activities	(7,435)
Cash flows from financing activities
Net distributions to affiliates	(3,081)
Unit holder distributions	0
Net distributions to non-controlling interest owners	0
LTIP tax netting unit repurchase	(74)
Deferred debt issuance costs	(912)
Payments on other debt	(358)
Borrowings on other debt	1,476
Payments on long-term debt	(17,585)
Borrowings on long-term debt	27,565
Net cash provided (used) in financing activities	7,031
Net increase (decrease) in cash and cash equivalents	(531)
Cash and Cash Equivalents
Beginning of period	575
End of period	44
Supplemental cash flow information
Interest payments	1,487
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	(3,977)
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	0
Accounts receivable	0			346
Unbilled revenue	4,897			3,410
Risk management assets	0			0
Other current assets	504			259
Total current assets	5,401			4,015
Property, plant and equipment, net	59,366			58,818
Investment in subsidiaries	0			0
Other Assets, Noncurrent	0			0
Total assets	64,767			62,833
Current liabilities:
Accounts payable	2,089			427
Accrued gas purchases	3,876			2,428
Risk management liabilities	62
Other debt	0
Accrued expenses and other current liabilities				469
Total current liabilities	6,027			3,324
Other Liabilities, Noncurrent	462			458
Long-term Debt, Excluding Current Maturities	0			0
Total liabilities	6,489			3,782
Partners' Capital	50,895			51,613
Non-controlling interest	7,383			7,438
Total liabilities and partners’ capital	58,278			59,051
Total liabilities, partners’ capital and non-controlling interest	64,767			62,833
Revenues:
Revenue, Net	13,648
Derivative, Gain (Loss) on Derivative, Net	0
Total revenue	13,648
Operating Expenses:
Natural Gas Midstream Costs	10,918
Direct Operating Costs	1,085
Selling, General and Administrative Expense	0
Allocated Share-based Compensation Expense	0
Depreciation	414
Total operating expenses	12,417
Gain (loss) on involuntary conversion of property, plant, equipment	0
Operating income (loss)	1,231
Earnings from Consolidated Affiliates	0
Other Income (expenses):
Interest Expense	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	1,231
Net income (loss)	1,076
Net income (loss) attributable to non-controlling interests	155
Net Income (loss)	1,231
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	0
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	1,230
Additions to property, plant and equipment	(57)
Insurance proceeds from involuntary conversion of property, plant and equipment	0
Net contributions to affiliates	0
Net cash provided (used) in investing activities	(57)
Cash flows from financing activities
Net distributions to affiliates	(963)
Unit holder distributions	0
Net distributions to non-controlling interest owners	(210)
LTIP tax netting unit repurchase	0
Deferred debt issuance costs	0
Payments on other debt	0
Borrowings on other debt	0
Payments on long-term debt	0
Borrowings on long-term debt	0
Net cash provided (used) in financing activities	(1,173)
Net increase (decrease) in cash and cash equivalents	0
Cash and Cash Equivalents
Beginning of period	0
End of period	0
Supplemental cash flow information
Interest payments	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	0
Consolidation, Eliminations [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	0
Accounts receivable	0			0
Unbilled revenue	0			0
Risk management assets	0			0
Other current assets	0			0
Total current assets	0			0
Property, plant and equipment, net	0			0
Investment in subsidiaries	(123,763)			(131,777)
Other Assets, Noncurrent	0			0
Total assets	(123,763)			(131,777)
Current liabilities:
Accounts payable	0			0
Accrued gas purchases	0			0
Risk management liabilities	0
Other debt	0
Accrued expenses and other current liabilities				0
Total current liabilities	0			0
Other Liabilities, Noncurrent	0			0
Long-term Debt, Excluding Current Maturities	0			0
Total liabilities	0			0
Partners' Capital	(123,763)			(131,777)
Non-controlling interest	0			0
Total liabilities and partners’ capital	(123,763)			(131,777)
Total liabilities, partners’ capital and non-controlling interest	(123,763)			(131,777)
Revenues:
Revenue, Net	(1,963)
Derivative, Gain (Loss) on Derivative, Net	0
Total revenue	(1,963)
Operating Expenses:
Natural Gas Midstream Costs	(1,963)
Direct Operating Costs	0
Selling, General and Administrative Expense	0
Allocated Share-based Compensation Expense	0
Depreciation	0
Total operating expenses	(1,963)
Gain (loss) on involuntary conversion of property, plant, equipment	0
Operating income (loss)	0
Earnings from Consolidated Affiliates	2,477
Other Income (expenses):
Interest Expense	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	2,477
Net income (loss)	2,477
Net income (loss) attributable to non-controlling interests	0
Net Income (loss)	2,477
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	0
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	0
Additions to property, plant and equipment	0
Insurance proceeds from involuntary conversion of property, plant and equipment	0
Net contributions to affiliates	(4,044)
Net cash provided (used) in investing activities	(4,044)
Cash flows from financing activities
Net distributions to affiliates	4,044
Unit holder distributions	0
Net distributions to non-controlling interest owners	0
LTIP tax netting unit repurchase	0
Deferred debt issuance costs	0
Payments on other debt	0
Borrowings on other debt	0
Payments on long-term debt	0
Borrowings on long-term debt	0
Net cash provided (used) in financing activities	4,044
Net increase (decrease) in cash and cash equivalents	0
Cash and Cash Equivalents
Beginning of period	0
End of period	0
Supplemental cash flow information
Interest payments	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	$ 0